Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN GLOBAL RISK ALLOCATION FUND, INC.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 15, 2013